Other Assets - Schedule of Other Assets (Details) - USD ($)		Jun. 30, 2024	Dec. 31, 2023
Schedule of Other Assets [Abstract]
Prepayments, non-currents assets		$ 56,056
Deposit made for potential equity-method investment	[1]	2,478,000
Total other assets		$ 2,534,056

[1]	In May 2024, Mingteng International Corporation Inc. signed equity transfer agreements with Ms. Li Yulan, who owned 90% equity interest in a private company, Planty Holding Limited (“Planty”), to acquire an aggregate of 24.78% equity interest of Planty with a total consideration of $2,478,000. Planty owned a patent which could be used for a specific mold production, and also signed a strategic cooperation agreement with a potential client for the products related to the patent. The total consideration was paid before June 30, 2024 as deposit and the transaction was completed on August 28, 2024.